Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) PerformanceObligation $ / ¥	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount	¥ 50
Option agreement maximum contract amount	¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets	31.50%	39.60%		31.50%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities	40.90%	43.40%		40.90%
Consolidated VIE assets	¥ 2,118,506	¥ 2,276,070		$ 298,384
Consolidated VIE creditor	¥ 1,842,957	2,655,921		$ 259,574
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥	7.0999			7.0999
Rate of VAT	6.00%
Rate of VAT, simple VAT collection method	3.00%
Advertising expenses	¥ 556,088	484,442	¥ 792,926
Cash and cash equivalents available for conversion to foreign currency	¥ 202,457	¥ 248,617
Percentage of cash and cash equivalents available for conversion to foreign currency	26.50%	33.00%		26.50%
Total Net Revenues | Customer Concentration Risk | Customer
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues	10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies	¥ 6,045	¥ 3,697	¥ 30,501
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period	15 months
Professional Certification Preparation, Professional Skills and Interest Courses
Significant Accounting Policies [Line Items]
Weighted average service period	5 months
Online Education Service and Insurance Service [Member]
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation	2
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 668,337	902,156
Consolidated VIE creditor	753,910	¥ 1,152,554
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor	0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable	3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price	24 hours
Term of repayment of principal installments on which interest expense and service fees payable	12 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	10.00%			10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	100.00%			100.00%